Investments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) security	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Investment [Line Items]
Percentage (based on amount of unrealized loss) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	91.00%
Percentage (based on fair value) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	96.00%
Other than temporary impairment charges	$ 14	$ 29	$ 51
Investment management charges	$ 7	5	5
Average life of ABS	5 years
Average life of MBS	4 years 6 months
Residential MBS
Investment [Line Items]
Non-credit related portion of other-than-temporary impairment charges taken for securities still owned	$ 112	127
Fixed maturities, Gross Unrealized, Losses	(4)	(2)
Other than temporary impairment charges	5
Fixed maturities - all other
Investment [Line Items]
Other than temporary impairment charges	16
Fixed maturities excluding residential mortgage backed securities
Investment [Line Items]
Other than temporary impairment charges		13	24
Other investments
Investment [Line Items]
Other than temporary impairment charges		2
Securities with non-credit other-than-temporary impairment charges
Investment [Line Items]
Gross Unrealized, Gains	89	103
Gross Unrealized, Losses	(5)	(4)
Fixed maturities
Investment [Line Items]
Fixed maturities, Gross Unrealized, Losses	$ (524)	(64)
Number of available for sale securities in an unrealized loss position | security	1,758
Other than temporary impairment charges	$ 21	14	25
Available-for-sale Securities, Gross Realized Gains	17	37	45
Available-for-sale Securities, Gross Realized Losses	12	19	6
Equity securities
Investment [Line Items]
Other than temporary impairment charges	0	27	41
Available-for-sale Securities, Gross Realized Gains		23	19
Available-for-sale Securities, Gross Realized Losses		11	2
Available-for-sale securities | Equity securities
Investment [Line Items]
Other than temporary impairment charges		$ 27	$ 41
Aircraft financing | Fixed maturities excluding residential mortgage backed securities
Investment [Line Items]
Other than temporary impairment charges	$ 11